Average Annual Total Returns - First Trust Active Factor Small Cap ETF	First Trust Active Factor Small Cap ETF 1 Year	First Trust Active Factor Small Cap ETF Since Inception	First Trust Active Factor Small Cap ETF Inception Date	First Trust Active Factor Small Cap ETF After tax on distributions 1 Year	First Trust Active Factor Small Cap ETF After tax on distributions Since Inception	First Trust Active Factor Small Cap ETF After tax on distributions and sale of fund shares 1 Year	First Trust Active Factor Small Cap ETF After tax on distributions and sale of fund shares Since Inception	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.46%	10.91%	Dec. 03, 2019	8.19%	10.53%	4.99%	8.14%	19.96%	23.12%